Cash and stock-based compensation plans (Details 8)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding Shares (beginning balance)	1,812	17,746	18,755
Exercised	(1,278)	(15,934)	(1,009)
Outstanding Shares (ending balance)	534	1,812	17,746